SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]

         Pre-Effective Amendment No. 1                                   [X]

         Post-Effective Amendment No.       File No.  333-40843          [ ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]


         Amendment No. 1                    File No.  811-08511          [X]


SCOUT CAPITAL PRESERVATION FUND, INC.

(Exact Name of Registrant as Specified in Charter)


BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306


(Address of Principal Executive Office)


Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, President, SCOUT CAPITAL PRESERVATION FUND, INC.
BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306


(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: Upon effective date of this registration statement
Title of Securities Being Registered:  Common Stock, $1.00 par value

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective on such date as the Commission acting pursuant to Section 8(a) of the Investment Company Act of 1940 may determine.


Please address inquiries                 and a carbon copy of all
and communications to:                   communications to:
   John G. Dyer, Esq.                          Mark H. Plafker, Esq.
   Scout Capital Preservation Fund, Inc.       Stradley, Ronon, Stevens & Young
   BMA Tower                                   2600 One Commerce Square
   700 Karnes Blvd.                            Philadelphia,    PA 19103-7098
   Kansas City, MO 64108-3306                  Telephone:  (215) 564-8024

         Telephone:  (816) 751-5900


                      SCOUT CAPITAL PRESERVATION FUND, INC.

                              CROSS REFERENCE SHEET

Form N-1A Item Number                                                           Location in Prospectus

Item 1.  Cover Page....................................................         Cover Page

Item 2.  Synopsis......................................................         Not Applicable

Item 3.  Condensed Financial Information...............................         Per Share Capital and Income
                                                                                Changes

Item 4.  General Description of Registrant.............................         Investment Objective and
                                                                                Portfolio Management Policy

Item 5.  Management of the Fund........................................         Officers and Directors;
                                                                                Management and Investment
                                                                                Counsel

Item 6.  Capital Stock and Other Securities............................         How to Purchase Shares;
                                                                                How to Redeem Shares; How
                                                                                Share Price is Determined;
                                                                                General Information and
                                                                                History; Dividends,
                                                                                Distributions and their
                                                                                Taxation

Item 7.  Purchase of Securities........................................         Cover Page; How to
                     being Offered                                              Purchase Shares; Shareholder
                                                                                Services

Item 8.  Redemption or Repurchase......................................         How to Redeem Shares

Item 9.  Pending Legal Proceedings.....................................         Not Applicable


                      SCOUT CAPITAL PRESERVATION FUND, INC.

                        CROSS REFERENCE SHEET (Continued)

                                                                                Location in Statement of
                                                                                Additional
Form N-1A Item Number                                                           Information

Item 10.          Cover Page...........................................         Cover Page

Item 11.          Table of Contents....................................         Cover Page

Item 12.          General Information and History......................         Investment Objectives and
                                                                                Policies; Management and
                                                                                Investment Counsel


Item 13.          Investment Objectives and Policies...................         Investment Objectives and
                                                                                Policies; Investment
                                                                                Restrictions


Item 14.          Management of the Fund...............................         Management and Investment
                                                                                Counsel

Item 15.          Control Persons and Principal........................         Management and
                  Holders of Securities                                         Investment Counsel; Officers
                                                                                and Directors

Item 16.          Investment Advisory and other........................         Management and
                  Services                                                      Investment Counsel

Item 17.          Brokerage Allocation.................................         Portfolio Transactions

Item 18.          Capital Stock and Other Securities...................         General Information and
                                                                                History (Prospectus);
                                                                                Financial Statements

Item 19.          Purchase, Redemption and Pricing.....................         How Share Purchases of
                                                                                Securities Being Offered are
                                                                                Handled; Redemption of
                                                                                Shares; Financial Statements

Item 20.          Tax Status...........................................         Dividends, Distributions and
                                                                                their Taxation (Prospectus)

Item 21.          Underwriters.........................................         How the Fund's Shares are
                                                                                Distributed




Item 22.          Calculation of Yield Quotations......................         Not Applicable
                  of Money Market Fund


Item 23.          Financial Statements.................................         Included in Part B of the
                                                                                Registration Statement

                                   PROSPECTUS
                               February ___, 1998


                      Scout Capital Preservation Fund, Inc.

                            Toll-Free 1-800-996-2862


                              INVESTMENT OBJECTIVE


Scout Capital Preservation Fund, Inc. is a member of the Scout Fund Group. The Scout Funds were created especially for the benefit of customers of affiliated banks of UMB Financial Corporation and those investors who share the Funds' investment goals. The Fund is no-load. The Scout Capital Preservation Fund seeks long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and convertible securities). The shares offered by this prospectus are not deposits or obligations of, nor guaranteed or endorsed by, UMB Bank, n.a., or any of its affiliate banks. They are not federally insured by the Federal Deposit Insurance Corporation (F.D.I.C.), the Federal Reserve Board or any other agency. These shares may involve investment risks, including the possible loss of the principal invested.


                              PURCHASE INFORMATION


                                                        Minimum Investment
Initial Purchase                                               $1,000
(unless Automatic Monthly)

Initial IRA and Uniform Transfers
  (Gifts) to Minors Purchases..................................$250
  (unless Automatic Monthly)


Subsequent Purchases:
  (unless Automatic Monthly)
  By Mail......................................................$100
  By Telephone Purchase (ACH)..................................$100
  By Wire..................................................... $500

Automatic Monthly Purchases:
  Initial......................................................$100
  Subsequent....................................................$50


Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated above.

                             ADDITIONAL INFORMATION


This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund at the telephone number indicated above or by writing to the address on the cover.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                           Page
Fund Expenses................................................................1
Investment Objective and Portfolio Management Policy.........................1
Repurchase Agreements........................................................4
Risk Factors Applicable to Repurchase Agreements.............................4
Investment Restrictions......................................................4
Performance Measures.........................................................5
How to Purchase Shares.......................................................6
Initial Investments..........................................................6
Investments Subsequent to Initial Investment.................................7
Telephone Investment Service.................................................7
Automatic Monthly Investment Plan............................................8
How to Redeem Shares.........................................................8
Systematic Redemption Plan..................................................11
How to Exchange Shares Between Scout Funds..................................12
How Share Price is Determined...............................................13
Officers and Directors......................................................13
Manager and Underwriter.....................................................14
General Information and History.............................................15
Dividends, Distributions and Their Taxation.................................16
Shareholder Services........................................................18
Shareholder Inquiries.......................................................18

                      SCOUT CAPITAL PRESERVATION FUND, INC.
                                  FUND EXPENSES

The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The expenses set forth below are estimates for the initial fiscal year of the Fund.


Shareholder Transaction  Expenses
 Maximum sales load imposed on purchases                               None
 Maximum sales load imposed on reinvested dividends                    None
 Deferred sales load                                                   None
 Redemption fee                                                        None
 Exchange fee                                                          None
Annual Fund Operating Expenses
(as a percentage of average net assets)
 Management fees                                                       .85%
 12b-1 fees                                                            None
 Other expenses                                                        .02%
 Total Fund operating expenses                                         .87%


Example
         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


                             1 Year    3 Year
                                $9       $28

The above example should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount.

The various costs and expenses reflected in the foregoing Expense Tables and Example are explained in more detail in this prospectus. "Other expenses" is based on estimated amounts for the current fiscal year. Management fees are discussed in greater detail under "Manager and Underwriter."


                            INVESTMENT OBJECTIVE AND
                           PORTFOLIO MANAGEMENT POLICY


The Scout Capital Preservation Fund's objective is to seek long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and convertible securities). The Fund seeks to achieve its objective by investing primarily in common stocks of companies whose earnings or tangible assets are expected by the investment manager to outpace the rate of inflation.

The Fund will normally invest in a diversified portfolio of securities. The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security. In selecting investments, the manager will consider economic and monetary conditions and projected inflation rates over time. The manager will shift the proportions of each type of investment based on its interpretation of economic conditions and underlying security valuations. Normally the Fund will invest at least 65% of its total assets in equity securities. The Fund will invest in equity securities of companies with a significant potential for earnings growth or revaluation of assets.



The Fund will normally invest in the following equity or convertible securities:


1.   Domestic companies of any size listed on an exchange or over-the-counter.

2. Foreign companies of any size with shares listed on a U.S. exchange or over-the-counter or foreign companies with American Depository Receipts (ADRs) which represent foreign securities and are traded on U.S. exchanges or over-the-counter. The Fund may also invest directly in foreign securities.

The Fund will not be restricted as to market capitalization. However, under normal circumstances, the Fund will not invest more than 25% of its equity position in a single industry. Also, the Fund may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 5% of its equity assets in any one issuer.


When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may do so. Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by Standard & Poor's.

The Fund cannot guarantee that its objectives will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments.


Through careful management and diversification, the Fund will seek to reduce risk and enhance the opportunities for long-term growth of capital. The flexibility to realize relative value between asset classes, markets and individual securities offers investors the opportunity to access undervalued securities around the globe.

The Fund may also invest in the following fixed income securities:

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks or the Federal National Mortgage Association.


3. Securities issued by corporations or other business organizations. The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's or by Standard & Poor's. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund, and will be sold only if the manager believes it would be advantageous to do so.


The Fund's investments in fixed income securities issued by corporations or other business organizations will be classified, at the time of purchase, as investment grade securities, which means that they will be rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation. Although securities rated Baa by Moody's and BBB by Standard & Poor's are considered to be investment grade, they have speculative characteristics. Such securities carry a lower degree of risk than lower rated securities.


Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by Standard & Poor's may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard Poor's.

Investments in foreign securities involve risks in addition to those risks associated with investments in the United States. Since stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries.


The Fund will generally not trade in securities in order to obtain short-term profits. However, when the Manager believes that circumstances warrant, the Fund may buy and sell portfolio securities without regard to the length of time held. The Fund's portfolio turnover rate is not expected to exceed 35% annually. A high portfolio turnover rate may increase transaction costs and result in additional taxable gains.

                              REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.


The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of the Fund.


                RISK FACTORS APPLICABLE TO REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

                             INVESTMENT RESTRICTIONS


In addition to the policies set forth under the caption "Investment Objective and Portfolio Management Policy," the Fund is subject to certain other restrictions which may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund. Among these restrictions, the more important ones are that the Fund will not: purchase the securities of any issuer if, with respect to 75% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; borrow money in excess of 10% of total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities (interest paid on such borrowings will reduce net income). The full text of these restrictions are set forth in the "Statement of Additional Information."


As a matter of non-fundamental policy, the Fund may invest without limit in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities for temporary defensive purposes, however, the Fund will normally invest no more than 35% of its total assets in such securities.

                              PERFORMANCE MEASURES


From time to time, the Fund may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance will be included in the Fund's Annual Report to Shareholders which will be available from the Fund upon request at no charge.


Total Return

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons


In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may also compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall

Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.

                             HOW TO PURCHASE SHARES


 Shares are purchased from the Fund at net asset value (no sales charge) next computed after a purchase order has become effective through its agent, Jones & Babson, Inc., P.O. Box 410498, Kansas City, MO 64141-0498. For information call toll free 1-800-996-2862. Purchase orders for the Fund become effective upon receipt by the Fund.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc., will cover the loss.


                               INITIAL INVESTMENTS


Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. The minimum initial purchase is $1,000 unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250. However, if electing the Automatic Monthly Investment Plan, the minimum initial purchase is reduced to $100 for all accounts. Make your check payable to UMB Bank, n.a. Mail your application and check to:

                      Scout Capital Preservation Fund, Inc.
                                 P.O. Box 410498
                           Kansas City, MO 64141-0498

Initial investments - By wire. You may purchase shares of the Fund by wiring the purchase price ($1,000 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-996-2862 and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
         Kansas City, Missouri, ABA #101000695
For:  Scout Capital Preservation Fund, Inc.

         AC=987090-8387
For Account No. (insert assigned Fund account number and name in which account is registered).

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

                  INVESTMENTS SUBSEQUENT TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail or telephone purchase (ACH), or $500 or more if purchases are made by wire. Automatic monthly investments must be in amounts of $50 or more.

Checks should be mailed to the Fund at its address, but made payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.


Wire share purchases should include your account registration, your account number and the name of the Fund. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.


                          TELEPHONE INVESTMENT SERVICE

 To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service and your request is received prior to 3:00 P.M. (Central Time), you may purchase Fund shares ($100 minimum) by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.


The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholder.

                        AUTOMATIC MONTHLY INVESTMENT PLAN


You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum, after an initial investment of $100 or more for any account). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.


                              HOW TO REDEEM SHARES

Shareholders registered in the stock records of the Fund may withdraw all or part of their investment by redeeming shares for which the Fund has received unconditional payment in the form of federal funds or such payment has been converted to federal funds and accepted by the Fund.

In each instance you must comply with the general requirements relating to all redemptions as well as with specific requirements set out for the particular redemption method you select. If you wish to expedite redemptions by using the telephone/telegraph privilege, you should carefully note the special requirements and limitations relating to these methods.


All redemption requests must be transmitted to the Fund, P.O. Box 410498, Kansas City, MO 64141-0498. Shareholders who have authorized telephone redemption may call toll free 1-800- 996-2862. The Fund will redeem shares at the price (net asset value per share) next effective after receipt of a redemption request in "good order." (See "How Share Price is Determined.")


The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the

Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted.

The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Directors have authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

Withdrawal By Mail -- Shares may be redeemed by mailing your request to the Fund. To be in "good order" the request must include the following:

(1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s), account number and the number of shares or the dollar amount to be redeemed;

(2)      any outstanding stock certificates representing shares to be redeemed;


(3)      signature guarantees as required (see Signature Guarantees); and

(4) any additional documentation which the Fund may deem necessary to insure a genuine redemption such as an application if one is not on file, or in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity (see below).

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity, such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.


Signature Guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.


Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.


Withdrawal By Telephone or Telegraph - You may withdraw any amount ($500 minimum if wired) by telephone toll free 1-800-996-2862, or by telegraph to the Fund's address. Telephone/telegraph redemption authorizations signed by all registered owners with signatures guaranteed must be on file with the Fund before you may redeem by telephone or telegraph. Funds will be sent only to the address of record. The signature guarantee requirement may be waived by the Fund if the request for this redemption method is made at the same time the initial application to purchase shares is submitted.


All communications must include the Fund's name, your account number, the exact registration of your shares, the number of shares or dollar amount to be redeemed and the identity of the bank and bank account (name and number) to which the proceeds are to be wired. This procedure may only be used for non-certificated shares held in open account. For the protection of shareholders, your redemption instructions can only be changed by filing with the Fund new instructions on a form obtainable from the Fund which must be properly signed with signature(s) guaranteed.

Telephone or telegraph redemption proceeds may be transmitted to your pre-identified bank account either by wire or mail to a domestic commercial bank which is a member of the Federal Reserve System, or by credit to such account with UMB Bank, n.a. as designated by you on your pre-authorization form. If you elect to have proceeds wired to a bank other than UMB Bank, n.a., and your request is received prior to 3:00 P.M. (Central Time), proceeds normally will be wired the following business day. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control. If your request is received on any day after the cut-off time, proceeds normally will be wired on the second business day following the day of receipt of your request. Normally your bank account with UMB Bank, n.a. will be credited on the following business day for all requests. The Fund reserves the right to change its policy or to refuse a telephone or telegraph redemption request or require additional documentation to assure a genuine redemption, and, at its option, may pay such redemption by wire or check and may limit the frequency or the amount of such requests. The Fund reserves the right to terminate or modify any or all of the services in connection with this privilege at any time without prior notice.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions. There are provisions on the telephone/telegraph redemption authorization form limiting the liability of the Fund and Jones & Babson, Inc. in this respect.



                           SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently, the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.


                   HOW TO EXCHANGE SHARES BETWEEN SCOUT FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 15 days or more, and for which good payment has been received, for identically registered shares of any other Fund in the Scout Fund Group, which is legally registered for sale in the state of residence of the investor provided that the minimum amount exchanged from the Fund has a value of $1,000 or more and meets the minimum investment requirement of the Fund into which it is exchanged. An exchange between two Scout Funds is treated as a sale of the shares from which the exchange occurs and a purchase of shares of the Fund into which the exchange occurs. Exchanging shareholders will receive the next quoted prices for their shares after the request is received in "good order." (See "How Share Price is Determined.")

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must authorize this privilege on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any unforeseen circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders, such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.


The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account by name and number, the number of shares or dollar amount to be redeemed for exchange and the Scout Fund into which the account is being transferred.


If you wish to exchange part or all of your shares in the Fund for shares of another Fund in the Scout Fund Group, you should review the prospectus carefully. Any such exchange will be based upon the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

                          HOW SHARE PRICE IS DETERMINED

The net asset value per share of the Fund is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The per share calculation is made by subtracting from total assets any liabilities and then dividing into this net amount the total outstanding shares as of the date of the calculation.

The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 3:00 P.M. (Central Time), except on those days when the Fund is not open for business.

Money market securities which on the date of valuation have 60 days or less to maturity, are valued on the basis of the amortized cost valuation technique which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


Each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which is generally considered to be the principal Exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.


Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by the Fund's Board of Directors.

                             OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

                             MANAGER AND UNDERWRITER

Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1997 and acts as its principal underwriter at no cost to the Fund.

UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund.


The various costs borne by UMB Bank, n.a., include investment management and supervision; fees of the custodian, independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration. Not considered normal operating expenses, and therefore payable by the Fund, are taxes, fees and other charges of governments and their agencies, including the cost of qualifying the Fund's shares for sale in any jurisdiction, interest, brokerage costs and all costs and expenses including legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.


Jones & Babson, Inc. acts as principal underwriter for the Fund at no cost to the Fund. UMB Bank, n.a. employs at its own expense Jones & Babson, Inc. to provide services to the Fund, including the maintenance of the shareholder accounting system and transfer agency, and such other items as are incidental to corporate administration. The cost of the services of Jones & Babson, Inc. is included in the fee of UMB Bank, n.a.


As compensation for all the foregoing services, the Fund pays UMB Bank, n.a. a fee at the annual rate of 85/100 of one percent (.85%) of its total net assets, which is computed daily and paid semimonthly.

UMB Bank, n.a., is also the investment manager for the eight other mutual funds within the Scout Fund Group and currently manages approximately $12.5 billion in client assets on a discretionary basis. The Bank serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service.

David R. Bagby is the portfolio manager for Scout Capital Preservation Fund. He has been with UMB Bank, n.a., since 1993 and has over 24 years of investment management experience. Mr. Bagby is a Chartered Financial Analyst.

The Management Agreement limits the liability of the manager, as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Certain officers and directors of the Fund are also officers or directors or both of other Scout Funds or Jones & Babson, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.


The current Management Agreement between the Fund and UMB Bank, n.a. will continue in effect until October 31, 1999, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreement or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. The Agreement provides that either party may terminate by giving the other 60 days written notice. The Agreement terminates automatically if assigned by either party, as required under the Investment Company Act of 1940.


                         GENERAL INFORMATION AND HISTORY


The Fund, incorporated in Maryland on October 16, 1997, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. The Fund may divide its shares into separate series and classes without the approval of its Board of Directors. The Fund currently issues a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund; and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.


Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.


The Maryland General Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

Federal Banking Laws - The Glass-Steagall Act is a federal law that prohibits national banks from sponsoring, distributing or controlling a registered open-end investment company. It is possible that certain activities of UMB Bank, n.a. relating to the Fund may be claimed to be comparable to the matters covered by such provisions. It is not expected that any conclusions regarding such activities of UMB Bank, n.a. would have any material effect on the assets of the Fund or its shareholders, because the Fund's distribution is under the control of Jones & Babson, Inc., the Fund's distributor, which is not subject to the Glass-Steagall Act. Although it is not anticipated that decisions under the Glass-Steagall Act adverse to UMB Bank, n.a. would have any material effect on the conduct of the Fund's operations, if any unanticipated changes affecting the Fund's operations were deemed appropriate the Board of Directors would promptly consider suitable adjustments.

The Fund may use the name "Scout" in its name so long as UMB Bank, n.a. is continued as its manager. Complete details with respect to the use of the name are set out in a licensing agreement between the Fund, Jones & Babson, Inc. and UMB Bank, n.a.


This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

                   DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION


The Fund pays dividends from net investment income semiannually, usually in June and December. Distributions from capital gains realized on the sale of securities, if any, will be declared annually on or before December 31. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

The Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Internal Revenue Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets. Dividends, either in cash or in reinvested shares, paid by the Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.


Dividends from net investment income on net short-term gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. Whether paid in cash or additional shares of the Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. The Fund does not try to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The 1997 Act creates a category of long-term capital gain for individual taxpayers that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in the "Statement of Additional Information", or should contact their personal tax advisors. Shareholders are notified annually by the Fund as to federal tax status of dividends and distributions paid by the Fund. Such dividends and distributions may also be subject to state and local taxes.


Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. Any loss incurred on a sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

The Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, the Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY.  PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN
TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN
INVESTMENT IN THE FUND.

                              SHAREHOLDER SERVICES


The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available.

Prototype Retirement Plans - UMB Bank, n.a. has drafted several
IRS-approved-as-to-form prototype retirement plans to assist individuals, sole proprietors, partnerships and corporations in meeting their tax qualified retirement plan needs.


Individual Retirement Account (IRA) - The Bank also makes available IRA accounts for individuals.

For further information about these services, please contact UMB Bank, n.a.

                              SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-996-2862.

Shareholders may address written inquiries to the Fund at:

Scout Capital Preservation Fund, Inc.
P.O. Box 410498
Kansas City, MO 64141-0498

For express delivery services:


Scout Capital Preservation Fund, Inc.
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306

Scout Stock Fund
Scout Regional Fund
Scout WorldWide Fund
Scout Capital Preservation Fund
Scout Bond Fund
Scout Balanced Fund
Scout Money Market Fund
Scout Tax-Free Money Market Fund
Scout Kansas Tax-Exempt Bond Fund*

         No-Load Mutual Funds
         * Available in Kansas and Missouri only


Manager and Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  Philadelphia, Pennsylvania

  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862



The Scout Funds


Scout Capital
Preservation Fund

Prospectus

February __, 1998


JB15D                                                         2/98

                                     PART B

                      SCOUT CAPITAL PRESERVATION FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                                February __, 1998

         This Statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated February __, 1998. To obtain the Prospectus please call the Fund toll-free at 1-800-996-2862.


                                TABLE OF CONTENTS
                                                                           Page


         Investment Objective and Policies...................................1
         Portfolio Transactions..............................................1
         Investment Restrictions.............................................3
         Performance Measures................................................3
         How the Fund's Shares are Distributed...............................4
         How Share Purchases are Handled.....................................4
         Redemption of Shares................................................5
         Signature Guarantees................................................6
         Dividends, Distributions and Taxes..................................6
         Manager and Underwriter.............................................8
         How Share Price is Determined.......................................9
         Officers and Director...............................................9
         Custodian..........................................................12
         Independent Certified Public Accountants...........................12
         Fixed Income Securities Described and Ratings......................12
         Other Scout Funds..................................................16
         Financial Statements...............................................17


                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

                             PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities for the Fund are made by UMB Bank, n.a. Officers of the Fund and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Fund in purchasing and selling portfolio securities will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.


No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and by UMB Bank, n.a.


Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agent in the purchase of the Fund's shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the manager from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the manager in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The Fund does not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Fund's manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors.

Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

                             INVESTMENT RESTRICTIONS


In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio Management Policy", the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.

The Fund will not: (1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is not considered a loan); (5) purchase securities on margin, or sell securities short; (6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.


The following are "non-fundamental" restrictions, which may be changed by the Board of Directors of the Fund without shareholder approval:

The Fund will not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or (5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

                              PERFORMANCE MEASURES

Total Return


"Average annual total return" figures are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

         P(1+T)n                    =       ERV

         Where:  P                  =       a hypothetical initial payment
                                            of $1,000

                 T                  =       average annual
                                            total return

                 n                  =       number of years

                ERV                 =       Ending Redeemable Value of
                                            a hypothetical $1,000
                                            payment made at the
                                            beginning of the 1, 5 or 10
                                            year (or other) periods at the
                                            end of the 1, 5 or 10 year (or
                                            other) periods (or fractional
                                            portions thereof).


                      HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement with the Fund which continues in effect until October 31, 1999 and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's Board of Directors, including a majority of those directors who are not parties to such Agreement or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.


                         HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.


The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.


                              REDEMPTION OF SHARES


The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Fund's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The Fund may satisfy redemption requests by distributing securities in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                              SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signatures(s) of the registered owner(s), on:


(1)  a written request for redemption;

(2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or


(3)  all stock certificates tendered for redemption.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income--The Fund receives income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you, whether you take them in cash or in additional shares.


Distributions of Capital Gains--The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gains over net long-term capital losses will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:


"28 percent tax rate gains:" securities sold by the Fund after July 28, 1997 that were held for more than one year but not more than 18 months, and under a transitional rule securities sold by the Fund before May 7, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

"20 percent tax rate gains:" securities sold by the Fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax rate brackets, and at a maximum rate of 10% for investors in the 15% federal income tax rate bracket.

"Qualified 5-year gains:" For individuals in the 15% federal income tax rate bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher federal income tax rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher federal income tax rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax rate bracket.


The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates for each calendar year. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.


Election to be Taxed as a Regulated Investment Company--The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"), and intends to so qualify during the current fiscal year. The directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.


In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

(i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

(ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;

(iii) The Fund must distribute to its shareholders at least 98% of its net investment income and net tax-exempt income for each of its fiscal years; and

(iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The 1997 Act repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

Excise Tax Distribution Requirements--The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12-month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.


Dividends-Received Deduction for Corporations--Because the Fund's income is derived primarily from dividends, a portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Dividends so designated by the Fund must be attributable to dividends earned by the Fund from U.S. corporations which are not debt-financed. A holding period requirement applies both at the Fund level and the corporate shareholder level. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund are debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividend-received deduction for fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividend received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.


                             MANAGER AND UNDERWRITER

Pursuant to a Management Agreement, the Fund employs at its own expense UMB Bank, n.a. as its manager and investment counsel. Jones & Babson, Inc. serves as principal underwriter at no charge to the Fund.

The aggregate management fee payable to UMB Bank, n.a. by Scout Capital Preservation Fund, during the current fiscal year ending June 30, 1998, from which UMB Bank, n.a. will pay all the Fund's expenses except those payable directly by the Fund is .85%. The annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

                          HOW SHARE PRICE IS DETERMINED

The net asset value per share of the Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:


New Year's Day                      January 1
Martin Luther King, Jr. Day         Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25


                             OFFICERS AND DIRECTORS


The Fund is managed by UMB Bank, n.a., subject to the supervision and control of its Board of Directors. The following table lists the officers and directors of the Fund and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*Larry D. Armel (55), President and Director, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax- Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Shadow Stock Fund, Inc., David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Value Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Investors Mark Series Fund, Inc. Director, AFBA Five Star Fund, Inc.; Trustee and President, D. L. Babson Bond Trust.


William E. Hoffman, D.D.S. (59), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc.; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.


Eric T. Jager (54), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc.,

President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.



Stephen F. Rose (50), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc.; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.

Stuart Wien (74), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc.; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.




* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.


P. Bradley Adams (37), Vice President and Treasurer, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

Michael A. Brummel (40), Vice President, Assistant Secretary and Assistant Treasurer, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.

Martin A. Cramer (48), Vice President and Secretary, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc.,

Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

John G. Dyer (52), Vice President and Legal Counsel, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax- Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.

Constance E. Martin (36), Vice President. Assistant Vice President, Jones & Babson, Inc.; Vice President, Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.

Renumeration of Officers and Directors
None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by UMB Bank, n.a. under the provisions of the Management Agreement.


                                                COMPENSATION TABLE


                           Aggregate              Pension or Retirement           Estimated            Total Compensation
                           Compensation            Benefits Accrued As         Annual Benefits        From All Scout Funds
Name of Director           For Fund Service       Part of Fund Expenses        Upon Retirement         Paid to Directors**
----------------------    -------------------    ------------------------    --------------------   -------------------------
Larry D. Armel*                   --                        --                        --                       --
William E. Hoffman               $250                       --                        --                     $7,125
Eric T. Jager                    $250                       --                        --                     $7,125
Stephen F. Rose                  $250                       --                        --                     $7,125
Stuart Wien                      $250                       --                        --                     $7,125



* As an "interested director," Mr. Armel receives no compensation for his services as director.


** The amounts reported in this column reflect the total compensation expected to be paid to each director for his services as a director of nine Scout Funds during the fiscal year ending June 30, 1998, and such amounts include an overall retainer of $3,000 per year for service as a director for the Scout Fund complex. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either Jones & Babson, Inc. or UMB Bank, n.a.

The Audit Committee of the Board of Directors is composed of Messrs. Hoffman, Jager, Rose and Wien.


The officers and directors of the Fund as a group own less than 1% of any of the Funds.

The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Fund has undertaken that its directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.


                                    CUSTODIAN


The Fund's portfolio assets are held for safekeeping by UMB Bank, n.a. This means UMB Bank, n.a., rather than the Fund, has possession of the Fund's cash and securities. As directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. UMB Bank, n.a. also functions as manager and investment adviser to the Funds (see "Manager and Underwriter" in the Prospectus).

                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Fund's financial statements are audited annually by independent certified public accountants approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent certified public accountants to the shareholders for ratification.


Reports to shareholders will be published at least semiannually.


Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105, is the present independent certified public accountant for the Fund.


                  FIXED INCOME SECURITIES DESCRIBED AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

                           Description of Bond Ratings

Standard & Poor's Corporation (S&P).

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


Moody's Investors Service, Inc. (Moody's).


Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


                     Description of Commercial Paper Ratings

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:


Prime - 1         Highest Quality
Prime - 2         Higher Quality
Prime - 3         High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:


"A" Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

"A-1" This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                                OTHER SCOUT FUNDS

The Fund is one of nine no-load funds comprising the Scout Fund Group, managed by UMB Bank, n.a. The other funds are:

Scout Stock Fund, Inc. was organized in 1982, with the objective of long-term growth of both capital and dividend income. Current yield is secondary to the long-term growth objective.

Scout Regional Fund, Inc. was organized in 1986, with the objective of long-term growth of both capital and dividend income through investment in smaller regional companies. Current yield is secondary to the long-term growth objective.

Scout WorldWide Fund, Inc. was organized in 1993, with the objective of investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the U.S. or whose primary business is carried on outside the country. The Fund seeks to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's portfolio securities by investing in equity securities which in the opinion of the manager offer good growth potential and in many cases pay dividends.

Scout Kansas Tax-Exempt Bond Fund, Inc. was organized in 1997, with the objective of current income exempt from regular federal income tax and Kansas state personal income taxes. The Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is exempt from regular federal income tax and from state personal income tax.

Scout Bond Fund, Inc. was organized in 1982, with the objective of providing shareholders with maximum current income consistent with its quality and maturity standards by investing in a diversified portfolio of fixed-income obligations.

Scout Balanced Fund, Inc. was organized in 1995, with the objective of both long-term capital growth and high-current income.

Scout Money Market Fund, Inc. was organized in 1982, and consists of the Federal Portfolio and the Prime Portfolio, each of which invests in high-quality, short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity.

Scout Tax-Free Money Market Fund, Inc. was organized in 1982, with the objective of providing investors with the highest level of investment income exempt from Federal Income Tax consistent with its quality and maturity standards.

                              FINANCIAL STATEMENTS
                     SCOUT CAPITAL PRESERVATION FUND, INC.
                               (in organization)
                       STATEMENT OF ASSETS AND LIABILITIES

                                JANUARY 13, 1998


ASSETS
         Cash                                                $100,000
                                                          -----------

NET ASSETS CONSIST OF:
         Capital (capital stock and paid-in capital)          100,000
                                                          -----------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                  $100,000
                                                          ===========

         Capital shares, $1.00 par value

                  Authorized                               10,000,000
                                                          ===========

                  Outstanding                                  10,000
                                                          ===========

NET ASSET VALUE PER SHARE                                      $10.00
                                                          ===========


                            STATEMENT OF NET ASSETS

                                JANUARY 13, 1998


CASH                                                         $100,000
                                                          ===========

TOTAL NET ASSETS (Equivalent to $10.00 per share;
         10,000,000 shares of $1.00 par value common
         stock authorized; 10,000 shares outstanding)        $100,000
                                                          ===========

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.


          (a)  Financial Statements: (Provided in Part B of the
               Registration Statement)

          (b)  (1) Registrant's Articles of Incorporation*

               (2)  Form of Registrant's By-laws*


               (3)  Not applicable, because there is no voting trust agreement

               (4) Specimen copy of each security to be issued by the registrant


               (5) Form of Management Agreement between UMB Bank, n.a. and the Registrant*

               (6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the Registrant*


               (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers


               (8) Form of Custodian Agreement between Registrant and United Missouri Bank of Kansas City, N.A.*

               (9) Form of Transfer Agency Agreement between the Registrant, UMB Bank, n.a. and Jones & Babson, Inc.*

               (10) Opinion and consent of counsel as to the legality of the registrant's securities being registered.*

               (11) Not applicable.

               (12) Not applicable.

               (13) Form of letter from contributors of initial capital to the
                    Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

               (14) Not applicable.

               (15) Not applicable.

               (16) Schedule for computation of performance quotations.

               (19) Powers of Attorney (filed herewith)



Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
                  REGISTRANT.

                           NONE

Item 26.          NUMBER OF HOLDERS OF SECURITIES.


                  The number of record holders of each class of securities of the Registrant as of February 2, 1998, is as follows:


                           (1)                                (2)
                   Title of class                     Number of Record Holders


                      Common Stock                             One
                    $1.00 par value


Item 27.          INDEMNIFICATION.

                  Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

                  (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

                  (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

 Item 28.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.


                  UMB Bank, n.a. is a commercial bank.

 Item 29.         PRINCIPAL UNDERWRITERS.

                    (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc. Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Funds, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc. Buffalo Equity Fund, Inc. Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc. and AFBA Five Star Fund, Inc.

                    (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal                  Position and Offices   Positions and Offices
  Business Address                  with Underwriter       with Registrant


Stephen S. Soden                    Chairman and Director  Director
BMA Tower
700 Karnes Boulevard
Kansas City, MO  64108-3306

Larry D. Armel                      President and Director President and
BMA Tower                                                  Director
700 Karnes Boulevard
Kansas City,  MO 64108-3306

Giorgio Balzer                      Director               None
BMA Tower
700 Karnes Boulevard
Kansas City,  MO 64108-3306

Robert T. Rakich                    Director               None
BMA Tower
700 Karnes Boulevard
Kansas City,  MO 64108-3306

Edward S. Ritter                    Director               None
BMA Tower
700 Kansas Boulevard
Kansas City,  MO 64108-3306

Robert N. Sawyer                    Director               None
BMA Tower
700 Karnes Boulevard
Kansas City, MO  64108-3306

Vernon W. Voorhees                  Director               None
BMA Tower
700 Karnes Boulevard
Kansas City, MO  64108-3306

P. Bradley Adams                    Vice President         Vice President
BMA Tower                           and Treasurer          and Chief Financial
700 Karnes Boulevard                                       Officer
Kansas City, MO  64108-3306

Michael A. Brummel                  Vice President         Vice President
BMA Tower
700 Karnes Boulevard
Kansas City, MO  64108-3306

Martin A. Cramer                    Vice President         Secretary
Three Crown Center                  and Secretary
2440 Pershing Road, G-15
Kansas City, MO  64108-3306


                    (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.          LOCATION OF ACCOUNTS AND RECORDS.


                  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.3la-1 to 3la-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.


Item 31.          MANAGEMENT SERVICES.

                  All management services are covered in the management agreement between the Registrant and UMB Bank, n.a., which are discussed in Parts A and B.

Item 32.          UNDERTAKINGS.

                  Registrant undertakes to file a post-effective amendment using uncertified financial statements within four to six months from the commencement of investment operations after the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 9th day of February, 1998.


                      SCOUT CAPITAL PRESERVATION FUND, INC.


                                               (Registrant)

                                             By/s/ Larry D. Armel
                                              (Larry D. Armel, President)

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel                           President,                          February 9, 1998
Larry D. Armel                              Principal Executive
                                            Officer, and Director

/s/William E. Hoffman                       Director                            February 9, 1998
William E. Hoffman*

/s/Eric T. Jager                            Director                            February 9, 1998
Eric T. Jager*

/s/Stephen F. Rose                          Director                            February 9, 1998
Stephen F. Rose*

/s/Stuart Wien                              Director                            February 9, 1998
Stuart Wien*

/s/P. Bradley Adams                         Treasurer and                       February 9, 1998
P. Bradley Adams                            Principal Financial
                                            and Accounting Officer


         *  By Larry D. Armel, pursuant to Power of Attorney filed herewith.

                                  EXHIBIT INDEX


Item 24 (b).
                  Exhibit                               Page No.


                  (11)     Consent of Auditors

                  (19)     Powers of Attorney